Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Creative Live acquisition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 77,270
Creative Live Inc
Business Acquisition [Line Items]
Cash and cash equivalents	2,066
Other tangible assets assumed	552
Goodwill	5,139
Total assets acquired	12,594
Total assumed liabilities	(3,262)
Net assets acquired	9,332
Creative Live Inc | Courses
Business Acquisition [Line Items]
Net assets acquired	$ 1,311
Estimated amortization period	2 years
Creative Live Inc | Customer relationships
Business Acquisition [Line Items]
Other tangible assets assumed	$ 1,447
Estimated amortization period	2 years
Creative Live Inc | Developed technology
Business Acquisition [Line Items]
Net assets acquired	$ 1,522
Estimated amortization period	4 years
Creative Live Inc | Trade name
Business Acquisition [Line Items]
Net assets acquired	$ 557
Estimated amortization period	5 years